1030914

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC MAIL PROCESSING SECTION RECEIVED JAN 14 2005 213 WASH., D.C.

FORM D

NOTICE OF SALE OF SECURITIES

PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

OMB APPROVAL
OMB number.................. 3235-0076
Expires:..................... May 31, 2005
Estimated average burden hours per response................. 1.00

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering: ☐ (check if this is an amendment and name has changed, and indicate change.)
The Jones Financial Companies, L.L.L.P. - up to $20,503,000.00 of subordinated limited partnership interests.

Filing Under (Check box(es) that apply: ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Rule 4(6) ☐ ULOE
Type of Filing: ☒ New Filing ☐ Amendment

PROCESSED JAN 18 2005 THOMSON FINANCIAL

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer.

Name of Isssuer: ☐ (check if this is an amendment and name has changed, and indicate change.)
The Jones Financial Companies, L.L.L.P.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
12555 Manchester Road, St. Louis, MO 63131	**(314) 515-5240**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code) [redacted]

05001908

Brief Description of Business
Limited Partnership Holding Company of Securities Broker/Dealer

Type of Business Organization:
☐ corporation ☒ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

	Month	Year		
Actual or Estimated Date of Incorporation or Organization	**June**	**1987**	☒ Actual	☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postage Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) **MO**

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at the address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a sate requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a pat of this notice and must be completed.

ATTENTION
Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal

notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Hill, Douglas E. (Managing Partner)

Business or Residence Address (Number and Street, City, State, Zip Code)
300 Cabin Grove Lane, St. Louis, MO 63141

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
(Please see attached schedule for a continuation of General Partners)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in appendix, Column 2, if filing under ULOE.	☐	☒
2.	What is the minimum investment that will be accepted from any individual?	$1,000.00	
3.	Does the offering permit joint ownership of a single unit?	☐	☒

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the names of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Resident Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[☐ AL] [☐ AK] [☐ AZ] [☐ AR] [☐ CA] [☐ CO] [☐ CT] [☐ DE] [☐ DC] [☐ FL] [☐ GA] [☐ HI] [☐ ID]
[☐ IL] [☐ IN] [☐ IA] [☐ KS] [☐ KY] [☐ LA] [☐ ME] [☐ MD] [☐ MA] [☐ MI] [☐ MN] [☐ MS] [☐ MO]
[☐ MT] [☐ NE] [☐ NV] [☐ NH] [☐ NJ] [☐ NM] [☐ NY] [☐ NC] [☐ ND] [☐ OH] [☐ OK] [☐ OR] [☐ PA]
[☐ RI] [☐ SC] [☐ SD] [☐ TN] [☐ TX] [☐ UT] [☐ VT] [☐ VA] [☐ WA] [☐ WV] [☐ WI] [☐ WY] [☐ PR]

Full Name (Last name first, if individual)

Business or Resident Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[☐ AL] [☐ AK] [☐ AZ] [☐ AR] [☐ CA] [☐ CO] [☐ CT] [☐ DE] [☐ DC] [☐ FL] [☐ GA] [☐ HI] [☐ ID]
[☐ IL] [☐ IN] [☐ IA] [☐ KS] [☐ KY] [☐ LA] [☐ ME] [☐ MD] [☐ MA] [☐ MI] [☐ MN] [☐ MS] [☐ MO]
[☐ MT] [☐ NE] [☐ NV] [☐ NH] [☐ NJ] [☐ NM] [☐ NY] [☐ NC] [☐ ND] [☐ OH] [☐ OK] [☐ OR] [☐ PA]
[☐ RI] [☐ SC] [☐ SD] [☐ TN] [☐ TX] [☐ UT] [☐ VT] [☐ VA] [☐ WA] [☐ WV] [☐ WI] [☐ WY] [☐ PR]

Full Name (Last name first, if individual)

Business or Resident Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[☐ AL] [☐ AK] [☐ AZ] [☐ AR] [☐ CA] [☐ CO] [☐ CT] [☐ DE] [☐ DC] [☐ FL] [☐ GA] [☐ HI] [☐ ID]
[☐ IL] [☐ IN] [☐ IA] [☐ KS] [☐ KY] [☐ LA] [☐ ME] [☐ MD] [☐ MA] [☐ MI] [☐ MN] [☐ MS] [☐ MO]
[☐ MT] [☐ NE] [☐ NV] [☐ NH] [☐ NJ] [☐ NM] [☐ NY] [☐ NC] [☐ ND] [☐ OH] [☐ OK] [☐ OR] [☐ PA]
[☐ RI] [☐ SC] [☐ SD] [☐ TN] [☐ TX] [☐ UT] [☐ VT] [☐ VA] [☐ WA] [☐ WV] [☐ WI] [☐ WY] [☐ PR]

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or zero". If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity ☐ Common ☐ Preferred	$	$
Convertible Securities (including warrants)	$	$
Partnership Interests (Subordinated Limited Partnership Interests)	$ 20,503,000.00	$ 20,503,000.00
Other (Specify)	$	$
Total	$ 20,503,000.00	$ 20,503,000.00

Answer also in Appendix, Column 3, if filing under ULOE

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero".

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	9	$ 20,503,000.00
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)	N/A	$ N/A

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C – Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	0	$ 0
Regulation A	0	$ 0
Rule 504	0	$ 0
Total	0	$ 0

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$ 0
Printing and Engraving Costs	☐	$ 0
Legal Fees	☒	$ 2,650.00
Accounting Fees	☐	$ 0
Engineering Fees	☐	$ 0
Sales Commissions (specify finders' fees separately)	☐	$ 0
Other Expenses (identify) Blue Sky/Filing Fees	☒	$ 350.00
Total	☒	$ 3,000.00

b. Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total expense furnished in response to Part C – Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $ 20,500,000.00

DOCID.VERS

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

5. Indicate below the amount of the adjusted gross proceeds to the issuer user or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C – question 4.b. above.

	Payments to Officers, Directors, and Affiliates	Payments to Others
Salaries and fees	☐ $ 0	☐ $ 0
Purchase of real estate	☐ $ 0	☐ $ 0
Purchase, rental or leasing and installation of machinery and equipment	☐ $ 0	☐ $ 0
Construction or leasing of plant building and facilities	☐ $ 0	☐ $ 0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $ 0	☐ $ 0
Repayment of indebtedness	☐ $ 0	☐ $ 0
Working capital	☐ $ 0	☒ $20,500,000.00
Other (specify):		
	☐ $ 0	☐ $ 0
	☐ $ 0	☐ $ 0
Column Totals	☐ $ 0	☒ $20,500,000.00
Total Payments Listed (column totals added)	☒ $20,500,000.00	

DOCID.VERS

THE JONES FINANCIAL COMPANIES L.L.L.P.
GENERAL PARTNER LIST AS OF DECEMBER 31, 2004

NAME	ADDRESS	CITY	ST	ZIP
ALCOTT, JOSEPH D.	3101 CADET	PONCA CITY,	OK	74604
ALM, KEVIN R.	1644 STRECKER RIDGE CT	WILDWOOD	MO	63011
ANDERSEN, DOUGLAS R.	92 WHITE PINE ROAD	LINO LAKES,	MN	55014
ARNONE, SCOTT WILLIAM	3680 NICKLAUS DR.	CLARKSTON,	WA	99403
AUMANN, THOMAS E.	W8444 CERVENY LANE	SHAWANO,	WI	54166
AVEN, DONALD HALL	1580 HIGHLAND VALLEY CIRCLE	CHESTERFIELD,	MO	63005
RODNEY T. BAHR REVOCABLE LIVING TRUST, DATED 10/09/96	2462 CHRISTOPHER WINDS LANE	ST. LOUIS,	MO	63129
BAILEY, LEONARD JOHN	1841 MISSION ROAD	GOULAIS RIVER,	ONTARIO	POS IE0
BALDRIDGE, ROBERT	10586 SUNSET PINES COURT	ST. LOUIS,	MO	63128
BARBER, JIM	1696 NATCHEZ TRACE	GREENSBORO,	NC	27455
BARROWS, JOSEPH LELAND	1155 N. HIGH STREET	LANCASTER,	OH	43130
BASLER, CRAIG J.	824 JUSTERINI DRIVE	BALLWIN,	MO	63011
KEVIN D. BASTIEN REVOCABLE TRUST, DATED 02/07/2003	I E. PAWNEE COURT	COLUMBIA,	IL	62236
BAUMGARTEL, ARMIN C.	2410 DANBURY CT SE	OLYMPIA,	WA	98501
ROBERT J. BECK REVOCABLE LIVING TRUST, DATED 05/18/04	21 RIVER TRAIL DRIVE	ST. CHARLES,	MO	63303
BENNETT, DOUGLAS BRADFORD	2214 PREVIN COURT	BURLINGTON,	ONTARIO	L7P 4J3
BERGER, JOSEPH A.	277 PLUM RUN CT.	COMMERCIAL POINT,	OH	43116
BERTSCH, THOMAS L.	3709 34TH STREET	COLUMBUS,	NE	68601
JOHN BEUERLEIN REVOCABLE TRUST, DATED 06/14/93	13315 TREE TOP VIEW COURT	ST. LOUIS,	MO	63141
BLACK, JR., GARY E.	1450 NE 10TH ST.	GRANTS PASS,	OR	97526
BLACKLEY, EDGAR L.	3513 HARRY DAVIS ROAD	BULLOCK,	NC	27507
BOKHOVEN, HOWARD W.	255 LAKEVIEW DR.	SANFORD,	NC	27330
THE KARIN J. BOUVIER REVOCABLE TRUST DATED 07/27/03	1 HILLSIDE AVE.	EXETER,	NH	3833
BOWMAN, SCOTT	2207 PARKMOUNT BLVD.	OAKVILLE,	ONTARIO	L6H 6T4
BOX, KENNETH PAUL	401 VICTORIAN AVE.	WAXAHACHIE,	TX	75165
BOYD, ROBB L.	58 CRANLEY ROAD	WALTON-ON-THAMES	ONTARIO	L6M1H8
BRADLEY, DALE L.	4715 WEST PEBBLE BEACH D	WADSWORTH,	IL	60083
BRANECKA, AGNIESZKA	3255 B-LINE ROAD, RR 6	PEMBROKE,	ONTARIO	K8A 6W7
WILLIAM H. BRODERICK, III REVOCABLE LIVING TRUST, DATED 06/13/1996	1100 WHEATON HILL CT.	TOWN & COUNTRY,	MO	63131
BROWN, GEORGE N.	817 VIA MARCHELLA	SCHENECTADY	NY	12303
MORTON L. BROWN, TRUSTEE, MORTON L. BROWN JR. TRUST, DATED 07/06/1994	1707 MASON KNOLL ROAD	ST. LOUIS,	MO	63131
BROWNFIELD, SR., JON	282 WEST MOUNT GALLANT ROAD	YORK,	SC	29745
BRUNS, DAVID CARL	2760 COPPOCK ROAD	WASHINGTON,	IA	52353

SCOTT H. BUDD REVOCABLE TRUST DATED 12/18/01	571 GLEN GARRY ROAD	CARY,	IL	60013
BURKETT, SHEILA ANNETTE	610 TUXEDO BLVD.	WEBSTER GROVES,	MO	63119
DANIEL BURKHARDT REVOCABLE TRUST, DATED 08/20/1992	13630 STURBRIDGE	TOWN & COUNTRY,	MO	63131
THE MARY BURNES REVOCABLE TRUST, DATED 08/10/2002	723 BRIAR FORK RD.	ST. LOUIS,	MO	63131
BURWELL, DONALD JAMES	1052 OLD OAK DRIVE	OAKVILLE,	ONTARIO	L6M3K5
JACK L. CAHILL REVOCABLE TRUST, DATED 12/23/1992	13 MUIRFIELD LANE	ST. LOUIS,	MO	63141
BRETT A. CAMPBELL REVOCABLE TRUST, DATED 07/25/2000	625 N. CLAY AVE.	KIRKWOOD,	MO	63122
CAMPBELL, ROBERT JOE	1343 GREENHILLS ROAD,	GREENFIELD,	IN	46140
CAMPBELL, WILLIAM F.	671 SPYGLASS SUMMIT DR.	CHESTERFIELD,	MO	63017
CARANI, STEVEN G.	712 CASTLE RIDGE DR.	BALLWIN,	MO	63021
GUY R. CASCELLA REVOCABLE LIVING TRUST, DATED 12/31/1996	14 CLAYTON HILLS LANE	ST. LOUIS,	MO	63131
PAMELA K. CAVNESS REVOCABLE TRUST, DATED 02/06/2002	363 MERLOT LANE	ST. ALBANS,	MO	63073
CELLA, JR., KENNETH R.	101 WOODLAND ESTS CRT	LAKE ST. LOUIS	MO	63367
CHARETH, MARC DAVID	1 HARVEST VIEW DRIVE	AMHERST	NH	3031
CHARLES, III, JAMES WILEY	123 DANSWORTH LANE	OAK RIDGE,	TN	37830
CHRISTENSEN, MARK S.	1345 4TH AVE. NE	VALLEY CITY,	ND	58072
RICHARD A. CHRISTENSEN, JR., REVOCABLE TRUST, DATED 07/23/1996	55 WEST MEATH RING	ST. CHARLES,	MO	63304
CIAPCIAK, ROBERT J.	9851 WATERBURY	ST. LOUIS,	MO	63124
CLEMENT, STEPHEN P.	41 CHESHIRE DRIVE	MARYVILLE,	IL	62062
CLEMENTS, JOSEPH E.	E 1025 BRIERWOOD CT	SPOKANE	WA	99218
COLLISON, SCOTT C.	700 W. ELIZABETH	PIERRE,	SD	57501
COMFORT, JOHN ALLEN	13014 W. 128TH TERRACE	OVERLAND PARK,	KS	66213
CONRAD, DONALD P.	52999 SUWANNEE ROAD	SPRING HILL,	FL	34607
CHERYL JEAN COOK-SCHNEIDER REVOCABLE LIVING TRUST, DATED 02/12/04	14016 CONWAY ROAD	CHESTERFIELD,	MO	63017
COON, GARY J.	1750 N. LAKEWOOD AVE.	PORT CLINTON,	OH	43452
COPE, GERI D.	2630 COVE CREEK CT.	HIGHLANDS RANCH,	CO	80129
COVINGTON, RONALD R.	4428 SCOTIA DR.	FORT WAYNE,	IN	468140
CRUMP, KYLE RAY	15051 NORTH 73RD DRIVE	PEORIA,	AZ	85381
CURRY, ROBERT THOMAS	47 LINKS SIDE CT.	KINGWOOD,	TX	77339
DENTINGER, BRIAN	2187 N. RIDGE TRAIL	OAKVILLE,	ONTARIO	L6H6W7
DILLE, JOHN P.	891 DURROW DR.	ST. LOUIS,	MO	63141
DING-LAMPMAN, VERONICA	374 THE KINGSWAY	ETOBICOKE,	ONTARIO	M9A3V6
DOAK, THOMAS L.	1690 CORSICA DRIVE	WELLINGTON,	FL	33414

DOCKSEY, JAMES E.	15716 93RD AVENUE	CHIPPEWA FALLS,	WI	54729
DOLLINGER, EDWARD JOSEPH	604 TIMBERLINE DRIVE	JOLIET,	IL	60431
DONALDSON, BRIAN	1030 RIVER DRIVE	FRANKLIN,	PA	16323
DORIA, CYNTHIA A.	# 20 HILL DRIVE	GLENDALE,	MO	63122
DOSMANN, GREGORY B.	18015 LITTLE PINE CT.	WILDWOOD,	MO	63005
DUDE, KENNETH MICHAEL	322 S. WOODLAWN	KIRKWOOD	MO	63122
DWYER, JR., WILLIAM T.	4432 HILLCREST DR.	SALEM,	IL	62881
EAKER, NORMAN L.	# 20 COUNTRY CLUB WOODS	ST. CHARLES,	MO	63303
EASTERLING, KENNETH LANE	218 DEER TRACE	PRATTVILLE,	AL	63067
MICHAEL J. ESSER, TTEE, THE MICHAEL J. ESSER REVOCABLE LIVING TRUST, DATED 12/17/1993	109 FOREST CLUB	CHESTERFIELD,	MO	63005
EVANS, JORDAN W.	253 3RD AVENUE SOUTH	SOUTH ST. PAUL,	MN	55075
EVANS, KIRK WILLIAM	2249 CANDLEWOOD DR.	CHARLOTTE,	MI	48813
FARLEY, BRIAN EDWARD	1505 EAST 14TH STREET, # 14	ATLANTIC,	IA	50022
FERRARI, VINCENT J.	16216 THORNBERRY RIDGE LANE	WILDWOOD,	MO	63038
WILLIAM E. FIALA TRUST, U/T/A, DATED 10/28/1999	657 WESTLEDGE COURT	ST. LOUIS,	MO	63131
FICKEN, ANN M.	42 WOLVERTON CT.	ST. CHARLES,	MO	63301
FINN, TIMOTHY VINCENT	16309 IDLEWOOD COURT	CHESTERFIELD,	MO	63005
KEVIN N. FLATT EDJ INTEREST REVOCABLE LIVING TRUST, DATED 12/22/1992	14285 DINSMOOR DR.	CHESTERFIELD,	MO	63017
TRUST AGREEMENT OF LAURENS W. FLOYD, JR., DATED 03/10/1993	2807 BROWNSFIELD WAY	SUMTER,	SC	29150
FLYNN, TIMOTHY JOSEPH	# 5 HILLCREST PLACE	KIRKWOOD,	MO	63122
DANIEL F. FORCADE TRUST DATED 08/16/2000	548 CLAYMONT PLACE DR.	BALLWIN,	MO	63011
FRASER, JOHN DAVID	2822 TEAL DR.	NEW IBERIA,	LA	70560
BRADLEY L. FRICK REVOCABLE TRUST, DATED 05/16/01	449 SHERWOOD DR.	WEBSTER GROVES,	MO	63119
FRUIT, JEFFREY L.	3707 DAHLIA DR.	GRAND PRAIRIE,	TX	75052
FUCITO, WALTER JAMES	211 MOUNTAIN CIRCLE	LENOIR,	NC	28645
GAITHER, LAURENCE GREGORY	3200 CHERRY PLACE	MUSKOGEE,	OK	74403
GEE, RODNEY CARLTON	17840 WEST HAMPTON WOODS DRIVE	WILDWOOD,	MO	63005
GILKISON, CHRIS A.	14140 BAYWOOD VILLAGES DR.	CHESTERFIELD,	MO	63017
STEVEN L. GOLDBERG REVOCABLE TRUST, DATED 08/04/1999	38 PORTLAND DR.	FRONTENAC,	MO	63131
RONALD L. GORGEN REVOCABLE TRUST, DATED 02/13/1998	1509 CARMAN GLEN COURT	MANCHESTER,	MO	63021
GREENWALD, ELLIS WILLIAM	105 SHANNON DRIVE	ANDALUSIA,	AL	36420

KEVIN C. HAARBERG REVOCABLE TRUST, DATED 01/13/1999	937 FAIRVIEW DRIVE	WOODLAND,	CA	95695
HAMILTON, STUART E.	15 DEERFIELD ROAD	COVINGTON,	GA	30209
HARGISS, BRYAN EUGENE	6562 GALEWOOD CT.	ST. LOUIS,	MO	63129
HAYMAN, CRAIG	1585 GLENHILL CRES	MISSISSAUGA,	ONTARIO	L5H3C4
HAYNES, RANDY KEITH	38 KENSINGTON PLACE COURT	ST. CHARLES,	MO	63304
HEMMINGSEN, ERIC L.	1600 S. 105TH	LINCOLN,	NE	68520
HEIDARI, ALEX GHOBAD	16314 PEPPERMILL DR.	CHESTERFIELD,	MO	63005
HEISLER, PETER R.	567 S.E. VISTA DR.	NEWPORT,	OR	97365
HELBERT, CLIFTON L.	9 SIR RYAN DR.	CHESTERFIELD,	MO	63017
HERBSTER, STEVEN LEE	11060 CR 10	MIDDLEBURY,	IN	46540
REVOCABLE LIVING TRUST OF MARY BETH HEYING, DATED 04/20/1999	203 WIZARD CT.	ST. CHARLES,	MO	63304
DOUGLAS E. HILL REVOCABLE LIVING TRUST, DATED 03/29/1985	300 CABIN GROVE LANE	ST. LOUIS,	MO	63141
HILL, JESSE	1722 CANARY COVE	BRENTWOOD,	MO	63144
T. WILLIAM HIZAR, JR. REVOCABLE TRUST, DATED 03/08/2002	449 EAST BODLEY AVE.	ST. LOUIS,	MO	63122
JEFFREY L. HOACHLANDER LIVING TRUST, DATED 08/15/02	910 WENRICH STREET	HARRISBURG,	PA	17112
HOCHSTETLER, WILLIAM H.	502 TRINITY DRIVE	THIBODAUX,	LA	70301
HOLDER, SCOTT P.	2244 NIGHTINGALE DRIVE	SANTA ROSA,	CA	95403
HOMRA, W. ALLEN	2006 HEMME ROAD	STUTTGART,	AR	72160
HONEYCUTT, GARLAND	128 W. LINCOLN ST.	TULLAHOMA,	TN	37388
JERRY A. HOOD REVOCABLE TRUST, DATED 01/28/2002	2305 SUNDANCE DRIVE	GREAT FALLS,	MT	59404
HOOVER, JR., CHARLES RUSSELL	761 CHESTNUT COURT	PORT TOWNSEND,	WA	98368
HOPE, III, RUBEN WERT	7210 FOSTER ISLAND DR.	RICHMOND,	TX	77469
HOWARD, DON R.	# 6 WOODHAVEN	HENDERSON,	TX	75652
HUSS, JULIE MODDE	6975 DELMAR BLVD.	UNIVERSITY CITY,	MO	63130
INGLETT FAMILY TRUST DATED 05/27/1994	168 NORTH GOLDENSPUR WAY	ORANGE,	CA	92869
JANSEN, JAMES DAVID	58 LOG HILL LANE	BALLWIN,	MO	63011
JELKIN, JOEL LYNN	1967 PARKVIEW	FREMONT,	NE	68025
JOHNSON, JOHN E.	2210 KEHRS RIDGE DR.	CLARKSON VALLEY,	MO	63005
JONES, DAVID BRUCE	809 SOUTH JUNIPER DRIVE	SHEPHERDSTOWN,	WV	25443
JUNIS, STEVEN E.	7809 LOCH LANE	COLUMBIA,	SC	29223
KECHELY, JR., DARROLL DEAN	5460 MCFARREN BLVD.	MISSISSAUGA,	ONTARIO	L5M5Y3
KEELEY, JOHN MICHAEL	2420 FAWN LAKE CIRCLE	NAPERVILLE,	IL	60564
MYLES P. KELLY, TRUSTEE, MYLES P. KELLY REVOCABLE TRUST, DATED 01/19/1994	2150 RIDING TRAIL DRIVE	CHESTERFIELD,	MO	63005
KELLY, TIMOTHY MICHAEL	481 HILLBROOK	BALLWIN,	MO	63011

KERSEY, DALLAS MANYETTE	154 STEEP HILL ROAD	WESTON,	CT	6883
KIMBEL, LARRY ALAN	# 24 COURTNEY PLACE	WARRENTON,	MO	63383
BRET DAVID KIMES REVOCABLE TRUST, DATED 08/29/00	265 BLACKMER PLACE	WEBSTER GROVES,	MO	63119
KING, KENNETH G.	6978 CORNELL	UNIVERSITY CITY,	MO	63130
KIRLEY, TIMOTHY J.	16 SCARSDALE VILLAS	LONDON,	ENGLAND	W86PR
KOEHL, TIMOTHY J.	1636 WOODHENGE WAY	MISSISSAUGA,	ONTARIO	L5N4R4
JAMES A. KREKELER REVOCABLE TRUST, DATED 06/28/1996	18 THORNDELL DRIVE	RICHMOND HEIGHTS,	MO	63117
PAUL J. KRUPELA REVOCABLE TRUST, DATED 10/08/01	282 CEDAR BREEZE DRIVE	SULLIVAN,	MO	63080
RICK AND JANE KRUSE TRUST DATED 03/10/2000	1401 WOODRAIL AVENUE	COLUMBIA,	MO	65203
LANE, DAVID L.	5 CIRCLE LAKE DR.	PADUCAH,	KY	42001
LAWRENCE, ALAN EDWARD	27076 OHIO AVENUE, NE	KINGSTON,	WA	98346
LEE, JANICE S.	431 BURNETT AVE	SAN FRANCISCO,	CA	94131
GEOFFREY M. LEOPOLD TRUST, DATED 10/20/1999	2671 RANCH RESERVE RIDGE	WESTMINISTER,	CO	80234
THE REVOCABLE LIVING TRUST OF MICHELE LIEBMAN DATED 08/12/2002	449 OAKSHIRE LN.	KIRKWOOD,	MO	63122
RHONDA L. LIESENFELD REVOCABLE TRUST, DATED 01/10/01	980 TIMBER GLEN LANE	BALLWIN,	MO	63021
LINDSEY REVOCABLE LIVING TRUST DATED 11/10/82	12416 WILLOW HILL DRIVE	MOORPARK,	CA	93021
LINK, RICHARD DAVID	2271 DESLOGE ESTATES DR.	VILLA RIDGE,	MO	63089
MICHAEL J. LODES REVOCABLE TRUST, DATED 12/28/1995	157 HELFENSTEIN	ST. LOUIS,	MO	63119
LYNCH, EDMOND R.	1165 MINERS ROAD	ROCHESTER	MI	48306
MAAG, EDWARD THOMAS	RR 1 BOX 119F, PO BOX 148	BROWNSTOWN,	IL	62418
MAGUIRE, JR., THOMAS A	1645 SW THORNBERRY CIRCLE	PALM CITY,	FL	34990
MALONE, RICHIE L.	201 PROGRESS PARKWAY	MARYLAND HEIGHTS,	MO	63043
MANGUM, J. KEVIN	2203 LAKE FOREST DRIVE	WEATHERFORD,	TX	76087
MANN, RONALD E.	705 COUNTY ROAD 1332	VINEMONT,	AL	35179
MARKLAND, JAMES EDWARD	13 TIMBERWOOD	MARYVILLE,	IL	62062
MARSHALL, ANTONY	18034 PINE CANYON CT.	WILDWOOD	MO	63005
MAYO, DAVID ALBERT	7329 VAN GOGH DR.	O'FALLON,	MO	63366
TIMOTHY J. MCCOY REVOCABLE TRUST, DATED 07/07/2000	717 LAKESHORE RIDGE CT.	WILDWOOD,	MO	63038
MCGREGOR, ROBIN BRUCE	24445 SE STRAWBERRY	BORING	OR	97009
MELSON, HARALD E.	113 ELM STREET	MARTIN,	TN	38237
MICHELMAN, JEREMY LELAND	7558 W. BRUNO	ST. LOUIS,	MO	63117
MIGNERON, THOMAS L.	613 WYNDHAM CROSSING CIRCLE	DES PERES,	MO	63131

MILLER, RICHARD G., JR.	109 RUSSELL ST.	MT. PLEASANT,	MI	48858
MILLION, LARRY ROGER	5107 ASHFORD GLEN CR. NW	CANTON,	OH	44718
MILNER, ARLAND J.	417 SUN DIAL	MADISON	MS	39110
MOOD, STEPHEN L.	34492 HANKY ROAD	ST. HELENS,	OR	97051
MERRY L. MOSBACHER REVOCABLE TRUST, DATED 12/05/1998	1025 BRISTOL MANOR DRIVE	BALLWIN,	MO	63011
MOSCA, BARBARA JOAN	25 NEPTUNE BOULEVARD, APT. 9-D	LONG BEACH,	NY	11561
MUENZ, KEN J.	2111 LEVERENZ	NAPERVILLE,	IL	60564
MURPHY, JOHN W.	1056 TAFT RD.	CHESAPEAKE,	VA	23322
MYERS, DOUGLAS	35119 SE AUGUSTA PL	SNOQUALMIE,	WA	98065
NEY, TIMOTHY JAMES	1514 WEST ORIOLE WAY	CHANDLER,	AZ	85248
STEVEN NOVIK, TRUSTEE, STEVEN NOVIK REVOCABLE TRUST, DATED 08/30/1994	6431 WYDOWN BLVD.	ST. LOUIS,	MO	63105
O'BRYANT, DONNA MAE	14410 GRANBY ROAD	COLORADO SPRINGS,	CO	80921
O'DELL, RICK C.	6339 SR 73	HILLSBORO,	OH	45133
DAVID G. OTTO TRUST, DATED 02/16/01	1783 CANYON VIEW COURT	CHESTERFIELD,	MO	63017
BEVERLY A. PALMER REVOCABLE TRUST, DATED 07/23/01	7338 PERSHING AVE.	ST. LOUIS,	MO	63130
PANCHOT, JEFFREY JOSEPH	1624 ASHFORD OAK CT.	WILDWOOD,	MO	63038
PANAGOS, GEORGE L.	6 FLORESTA DRIVE	SANTA FE,	NM	87505
PARMER, CAROLYN ANN	675 LEGENDS VIEW DRIVE	EUREKA,	MO	63025
PAX, JAMES L.	1310 KERRIA	MCALLEN,	TX	78501
PEEL, LISA L.	2167 RIDING TRAIL DRIVE	CHESTERFIELD,	MO	63005
PETERSON, PETER CHRISTIAN	2043 S. CAPELLA CT.	COSTA MESA,	CA	92626
PHELPS, STEVEN C.	1429 ROCKLEDGE DRIVE	ROCKLEDGE,	FL	32955
PHILLIPS, JAMES H.	138 CHURCH ST.	WAYNESVILLE,	NC	28786
PISA DIMAGGIO, MARIA	29728 TRIUNFO DRIVE	AGOURA,	CA	91301
POPE, DONALD RAY	106 MUSTANG CREEK DRIVE	WAXAHACHIE,	TX	75165
POWELL, JUDSON ALAN	1417 WOODRIDGE	ABILENE,	TX	79605
POWER, DANNY DWAIN	6903 NORTH MONROE STREET	HUTCHINSON,	KS	67502
DAVID F. POWERS REVOCABLE LIVING TRUST, DATED 07/15/2000	762 SOUTHERN HILLS DR.	EUREKA,	MO	63025
REVOCABLE TRUST OF COLLEEN RALEY, DATED 08/05/1999	255 EDWIN AVE	ST. LOUIS,	MO	63122
RALEY, JR., RAY W.	1467 CROOKED STICK DRIVE	O'FALLON,	MO	63366
REAMEY, GARY D.	1164 CLOVERBRAE CRESENT	MISSISSAUGA,	ONTARIO	L5H2Z8
REEDY, MICHELLE L.	414 DICKSON AVENUE	ST. LOUIS,	MO	63122
TREVOR D. REESE, JR., TRUSTEE, TREVOR D. REESE JR. REVOCABLE LIVING TRUST DATED 09/01/1994	714 RIETZKE MOUNTAIN TERRACE	ELLISVILLE,	MO	63021
JAMES L. REGNIER REVOCABLE TRUST, DATED 04/22/2002	12614 W. WATSON RD	ST. LOUIS,	MO	63127

REIFSCHNEIDER, DAVID L.	821 TIMBER LAKE DRIVE	WASHINGTON,	MO	63090
REIS, MICHELLE M.	23411 BAYVIEW DRIVE	COHASSET,	MN	55721
RENNER, ELAINE R.	4216 COWDRAY PARK CT.	SHILOH,	IL	62269
STEVEN ROBERT RICHARDS LIVING TRUST, DATED 01/16/2002	104 COLLINSON DRIVE	CHAPEL HILL,	NC	27514
RISELING, LAURENCE C.	403 CARSON	DUMAS,	TX	79029
THE RAY L. ROBBINS JR. REVOCABLE TRUST, DATED 02/27/1993	114 SHADY VALLEY	CHESTERFIELD,	MO	63017
ROBERTS, WESLEY H.	10150 VOYAGER CIRCLE	ANCHORAGE,	AK	99515
ROBERTS-PITTS, EMILY	945 REGENCY CREST DR.	ATLANTA	GA	30331
ROGERS, CHARLES N.	2150 ENGLEWOOD TERRACE CT.	CHESTERFIELD	MO	63017
ROOT, MICHAEL K.	THE CHESNUTS /SEVEN HILLS ROAD	COBHAM,	SURREY	KT111EU
DOUGLAS L. ROSEN EDJ INTEREST REVOCABLE LIVING TRUST, DATED 12/24/1992	507 OAK CREEK MEADOWS CT.	CHESTERFIELD,	MO	63017
RUSSELL, ARTHUR VICTOR	108 BEACON HILL DR.	ST. CHARLES,	MO	63301
TIMOTHY W. RUPP REVOCABLE TRUST, DATED 05/04/1999	11785 FOREST LAKE DR.	ROLLA,	MO	65401
SALTER, STEVEN W.	1324 3RD ST SW	DYERSVILLE,	IA	52040
H. JOHN SAUER, III, TRUSTEE, H. JOHN SAUER, III. REVOCABLE LIVING TRUST, DATED 12/06/1994	232 WOODCLIFFE PLACE DR.	CHESTERFIELD,	MO	63005
SCARIANO, RONALD JAMES	2404 SOUTHRIDGE DR.	BILLINGS,	MT	59102
SCHACHNER, RICHARD DENNIS	2521 WELLS DRIVE	SIDNEY	OH	45365
SCHMELTER, DANIEL A.	16606 PRETTY LAKE ROAD	PLYMOUTH	IN	46563
KENNETH EDWARD SCHUTTE TRUST, DATED 07/13/1999	1326 WEBSTER PATH DRIVE	WEBSTER GROVES,	MO	63119
PHILLIP SCHWAB, TTEE, THE PHILLIP SCHWAB REVOCABLE LIVING TRUST, DATED 12/02/1993	523 TIMBERWYCK	FRONTENAC	MO	63131
SCHWARZ, SARAH A.	816 SO 9TH ST	LAFAYETTE,	IN	47905
SCOTT, BRADLEY STEVEN	2835 ASTER COURT	HIGHLAND,	IL	62249
SCOTT, STANLEY K.	306 S. OHIO AVE.	LIVE OAK,	FL	32064
SEIBEL, GREGORY LYNN	2000 BRIARCLIFF	EMPORIA,	KS	66801
SEIFERT, STEPHEN RICHARD	1023 TRAILVIEW DRIVE	OAKVILLE,	ONTARIO	L6M3K9
SGROI, ANTHONY JAMES	16738 DEVERONNE CIRCLE	CHESTERFIELD,	MO	63005
FESTUS SHAUGHNESSY III, TTEE, THE FESTUS SHAUGHNESSY III REVOCABLE LIVING TRUST, DATED 12/31/1993	312 EAST BODLEY	KIRKWOOD,	MO	63122
CONNIE M. SILVERSTEIN REVOCABLE TRUST; DATED 01/20/1999	222 ORRICK LANE	KIRKWOOD,	MO	63122
SKINNER, DAVID BENSON	3042 E. STATE RD 61	VINCENNES,	IN	47591

THE JONES FINANCIAL COMPANIES L.L.L.P.
GENERAL PARTNER LIST AS OF DECEMBER 31, 2004

SKINNER, DAVID J.	1826 SHADOWWOOD	COLLEGE STATION,	TX	77840
SKLAR, DOUGLAS I.	25 TRAILRIDGE DRIVE	OMAK,	WA	98841
ALAN F. SKRAINKA, TRUSTEE, ALAN F. SKRAINKA REVOCABLE LIVING TRUST, DATED 07/19/1994	2181 WHITE LANE DRIVE	CHESTERFIELD,	MO	63017
SMITH, RANDALL L.	1615 NORTH FOURTH STREET	WAHPETON,	ND	58075
SMITH, THADDEUS E.	6 MOONBROOK DRIVE	RUTLAND,	VT	5701
SMOOT, JANE B.	306 KIPUKAI PL.	HONOLULU,	HI	96825
SNAPP, GREGORY JAMES	723 FAIRFIELD LAKE DR.	ST. LOUIS,	MO	63131
LAWRENCE R. SOBOL REVOCABLE LIVING TRUST, DATED 02/19/1981	14021 MONTRACHET LANE	CHESTERFIELD,	MO	63017
SOMA, STEVEN LEVERN	6763 VALE ROAD	SUN PRAIRIE,	WI	53590
SPROUSE, KEVIN E.	7740 MISSY COURT	ST. LOUIS,	MO	63123
STAPLETON, HARVEY PRESTON, III	8 FLINTRIDGE ROAD	MOULTRIE,	GA	31768
SUCHOCKI, ROBERTA LOUISE	208 VILLA DRIVE	LAKE ST. LOUIS,	MO	63367
SUIRE, OLEN J.	50 GLEN COVE DRIVE	CARTERSVILLE,	GA	30120
LAWRENCE E. THOMAS REVOCABLE LIVING TRUST, DATED 02/23/1995	11204 TRI LANE	CREVE COUER,	MO	63141
THOMPSON, ROBERT GEORGE	11 QUEEN MARY'S DRIVE	TORONTO,	ONTARIO	M8X 1S1
DANIEL J. TIMM REVOCABLE TRUST AGREEMENT DATED 01/16/02	1421 WHEATFIELD LANE	ST. ALBANS,	MO	63073
RICHARD G. UNNERSTALL REVOCABLE LIVING TRUST, DATED 04/25/2000	309 LOCUST ST.	WASHINGTON,	MO	63090
VAN GENDEREN, SCOTT DEE	804 PEBBLEFIELD TERRACE	MANCHESTER,	MO	63021
VAN LOO, LOREN RICHARD	PMB 227 1242 STATE AVE #1	MARYSVILLE,	WA	98270
SUSAN S. VENN REVOCABLE TRUST, DATED 05/24/1999.	870 PHEASANT WOODS	ST. LOUIS,	MO	63021
THE VINCENT A. VENTO, JR. REVOCABLE TRUST, DATED 08/05/2002	1918 LONE TRAIL LANE	CHESTERFIELD,	MO	63017
WARD, DAVID PATRICK	4102 CARNATION DR.	ARLINGTON,	TX	76016
WARNE, F. KATHARINE	4638 PERSHING PLACE	ST. LOUIS,	MO	63108
WEBB, KIM K.	12449 N. 91ST WAY	SCOTTSDALE,	AZ	85260
WECHSLER, CAROL ANN	16 COLEHERNE MEWS	LONDON,	ENGLAND	SW109EA
JAMES D. WEDDLE REVOCABLE LIVING TRUST AGREEMENT, DATED 01/02/1991	121 PLANT AVE.	WEBSTER GROVES,	MO	63119
WEISENFELDER, STEVEN RICHARD	1740 BAXTER FOREST VALLEY CT.	CHESTERFIELD,	MO	63005
WESTPHAL, THOMAS J.	12540 CLARK MANOR CIRCLE	ST. LOUIS,	MO	63141
MARK STEVEN WILEY REVOCABLE TRUST, DATED 11/23/01	5 HOLLY CIRCLE	MAGNOLIA,	AR	71753
MARY LINDSEY SPENCER WILKINS REVOCABLE LIVING TRUST, DATED 03/03/04	14 CEDAR CREST ST.	LADUE,	MO	63132
WILLIAMS, III, ROBERT W.	3339 HWY FF	EUREKA,	MO	63025

THE JONES FINANCIAL COMPANIES L.L.L.P.
GENERAL PARTNER LIST AS OF DECEMBER 31, 2004

WIPF, EUGENE CURTIS	19734 YORK ST.	ELK RIVER,	MN	55330
WIRTH, PATRICIA DENISE	7515 PARKDALE, APT 2E	CLAYTON,	MO	63105
REVOCABLE LIVING TRUST OF PRICE PURVIS WOODWARD, DATED 03/05/1997	1460 HIGHLAND VALLEY CIRCLE	ST. LOUIS,	MO	63005
WRAY, JR., LOUIS EARL	3050 KEY HARBOUR DR.	LAKE ST. LOUIS,	MO	63367
ALAN T. WRIGHT AGREEMENT OF TRUST, DATED 08/04/1999	6212 WATERMAN	ST. LOUIS,	MO	63130
YOON, THOMAS JANG YOUNG	255 LANSBROOKE DR.	CHESTERFIELD,	MO	63005
BRADLEY A. YTTERBERG REVOCABLE TRUST, DATED 10/03/01	1623 MASON VALLEY RD.	ST. LOUIS,	MO	63131
MICHAEL E. ZAUN REVOCABLE TRUST, DATED 06/27/01	214 ST. GEORGES DR.	ST. ALBANS,	MO	63073

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice if filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
The Jones Financial Companies, L.L.L.P.	Cynthia A. Doria	**January 13, 2005**
Name of Signer (Print or Type	Title of Signer (Print or Type)	
Cynthia A. Doria	**Assistant General Counsel**	

Attention

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

DOCID.VERS